ASSET ACQUISITION	12 Months Ended
Dec. 31, 2022
ASSET ACQUISITION
ASSET ACQUISITION

5.ASSET ACQUISITION

On June 17, 2022, the Group entered into a sale and purchase agreement with Worldwide VGS B.V. and Yves Charles Edgar Bouvier, the ultimate beneficial owner of Worldwide VGS B.V., pursuant to which the Group agreed to purchase the 100% equity interest of Asia Freeport Holdings Pte. Ltd. and its subsidiaries (collectively, “AFH”), which was previously controlled by Worldwide VGS B.V., and the sculpture “Cage Sans Frontieres” created by Ron Arad, which was previously owned by Yves Charles Edgar Bouvier. The acquisition was closed on July 1, 2022.

As the sculpture was placed in an investment property building owned by AFH and cannot be removed or used separately without incurring significant costs, the sculpture is considered attached to the building of AFH. In addition, because Yves Charles Edgar Bouvier is the ultimate beneficial owner of Worldwide VGS B.V., the acquisition of AFH and the sculpture is treated as a single transaction. AFH is based in Singapore and conducts business in providing leases to customers. This transaction has been accounted for as an asset acquisition as the optional concentration test under IFRS 3 has been met.

The total purchase consideration of approximately US$27 million consisted of cash payment of approximately US$6 million and settlement of liabilities in the amount of approximately US$21 million. The Group has measured the group of assets and liabilities acquired based on their fair value at the date of the transaction and allocated the purchase consideration of the group of assets and liabilities to the individual identifiable assets and liabilities acquired on the basis of their relative fair value at the date of purchase.

Details of the net identifiable assets acquired, and purchase consideration are as follows:

Net identifiable assets	At July 1,
In thousands of USD	2022
Investment properties	34,986
Other assets	529
Other liabilities	8,727
Net identifiable assets	26,788

Purchase consideration	At July 1,
In thousands of USD	2022
Cash consideration paid	5,187
Liabilities settled	21,107
Transaction costs	494
Total consideration	26,788